Deferred Income Tax and Other Liabilities - Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax liabilities	$ (9,005)	$ (14,784)	$ (18,294)
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax liabilities	50,160	27,664
Investments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax liabilities	957	2,240
Stream, royalty and other interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax liabilities	$ (60,122)	$ (44,688)